SCHEDULE OF WARRANT CLASSIFICATION AT EACH BALANCE SHEET DATE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Number of warrants outstanding	16,708,414	12,266,971
Exercise price	$ 11.50	$ 11.50
Warrant [Member]
Number of warrants outstanding	4,627,858
Fair value	1,990
Expiration date	Oct. 07, 2022
Exercise price	$ 11.5
Expiration date	Aug. 11, 2026